Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans and allowances for loans losses
Subtotal	$ 317,786	$ 298,954
Less: Net deferred loan (fees) costs	214	177
Allowance for loan losses	(4,308)	(3,772)	(3,943)
Loans, net	313,692	295,359
Commercial [Member]
Loans and allowances for loans losses
Subtotal	124,563	126,559
Allowance for loan losses	(3,131)	(2,774)	(3,147)
Mortgage [Member]
Loans and allowances for loans losses
Subtotal	36,996	45,576
Allowance for loan losses	(401)	(374)	(389)
Mortgage Warehouse [Member]
Loans and allowances for loans losses
Subtotal	137,467	103,864
Allowance for loan losses	(601)	(393)	(139)
Residential Construction [Member]
Loans and allowances for loans losses
Subtotal	1,475	3,047
Allowance for loan losses	(2)	(3)	(17)
Indirect Auto [Member]
Loans and allowances for loans losses
Subtotal	1,154	2,249
Allowance for loan losses	(7)	(19)	(28)
Commercial: Home Equity [Member]
Loans and allowances for loans losses
Subtotal	12,267	12,966
Allowance for loan losses	(130)	(119)	(142)
Consumer and Other [Member]
Loans and allowances for loans losses
Subtotal	3,864	4,693
Allowance for loan losses	$ (36)	$ (90)	$ (81)